Average Annual Total Returns - Invesco Defensive Equity ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Invesco Defensive Equity Index (reflects no deduction for fees, expenses or taxes) 1 Year		Invesco Defensive Equity Index (reflects no deduction for fees, expenses or taxes) 5 Years	Invesco Defensive Equity Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended-Invesco Defensive Equity Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended-Invesco Defensive Equity Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended-Invesco Defensive Equity Index (reflects no deduction for fees, expenses or taxes) 10 Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	28.29%	10.29%	12.57%	27.94%	9.49%	11.71%	17.00%	7.76%	10.02%	29.04%	[1]	[1]	[1]	29.04%	[2]	10.94%	[2]	13.25%	[2]	31.49%	11.70%	13.56%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of July 25, 2016.
[2]	Blended-Invesco Defensive Equity Index reflects the performance of the Sabrient Defensive Equity Index, the former underlying index, prior to October 24, 2016 and the Invesco Defensive Equity Index thereafter.